Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Purchase Accounting Adjustments	$ 3,000
Goodwill	37,308	$ 40,308
Security Deposit	3,000
LNG segment
Goodwill [Line Items]
Goodwill	31,921	31,921
NGL segment
Goodwill [Line Items]
Goodwill	5,387	8,387
Operating Segments
Goodwill [Line Items]
Goodwill	$ 37,308	$ 40,308